UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-01403)

Exact name of registrant as specified in charter:	Putnam Global Equity Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2013

Date of reporting period:	July 31, 2013

Item 1. Schedule of Investments:

Putnam Global Equity Fund

The fund's portfolio
7/31/13 (Unaudited)

COMMON STOCKS (98.5%)(a)
	Shares	Value

Aerospace and defense (1.2%)

European Aeronautic Defence and Space Co. NV (France)	92,349	$5,533,189

Northrop Grumman Corp.	55,800	5,136,948

		10,670,137
Airlines (1.3%)

Copa Holdings SA Class A (Panama)	25,100	3,493,167

Japan Airlines Co., Ltd. (Japan)	71,000	3,770,810

Turk Hava Yollari Anonim Ortakligi (THY) (Turkey)	954,487	4,007,779

		11,271,756
Automobiles (3.4%)

Nissan Motor Co., Ltd. (Japan)	930,400	9,759,175

Tesla Motors, Inc.(NON)(S)	34,900	4,686,372

Toyota Motor Corp. (Japan)	195,800	11,938,781

Yamaha Motor Co., Ltd. (Japan)	258,800	3,478,509

		29,862,837
Beverages (0.5%)

Britvic PLC (United Kingdom)	547,193	4,527,509

		4,527,509
Biotechnology (1.0%)

Celgene Corp.(NON)	61,100	8,973,146

		8,973,146
Building products (1.1%)

Fortune Brands Home & Security, Inc.	105,800	4,370,598

Masco Corp.	130,600	2,679,912

Owens Corning, Inc.(NON)	50,900	2,010,041

		9,060,551
Capital markets (3.0%)

Blackstone Group LP (The)	229,691	5,179,532

Charles Schwab Corp. (The)	459,400	10,148,146

Morgan Stanley	391,500	10,652,715

		25,980,393
Chemicals (4.4%)

Airgas, Inc.	34,400	3,550,424

Axiall Corp.	74,900	3,301,592

Monsanto Co.	180,300	17,810,034

Sherwin-Williams Co. (The)	24,217	4,217,875

Solvay SA (Belgium)	23,591	3,188,639

Tronox, Ltd. Class A	199,800	4,337,658

Zeon Corp. (Japan)	197,000	2,142,835

		38,549,057
Commercial banks (5.6%)

Banco Popular Espanol SA (Spain)(NON)	637,026	2,786,822

Barclays PLC (United Kingdom)	3,414,939	14,962,407

Credicorp, Ltd. (Peru)	38,500	4,573,415

Erste Group Bank AG (Czech Republic)	142,867	4,317,943

Grupo Financiero Banorte SAB de CV (Mexico)	806,600	5,088,001

Regions Financial Corp.	356,300	3,566,563

Societe Generale SA (France)	74,340	2,970,181

UniCredit SpA (Italy)	1,077,758	5,863,868

Zions Bancorp.	141,200	4,185,168

		48,314,368
Commercial services and supplies (0.4%)

Regus PLC (United Kingdom)	1,073,287	3,019,129

		3,019,129
Communications equipment (0.2%)

Polycom, Inc.(NON)	188,005	1,797,328

		1,797,328
Computers and peripherals (1.5%)

Apple, Inc.	20,100	9,095,250

Gemalto NV (Netherlands)(S)	34,366	3,586,034

		12,681,284
Construction materials (0.7%)

HeidelbergCement AG (Germany)	81,352	6,247,799

		6,247,799
Consumer finance (0.3%)

Credit Saison Co., Ltd. (Japan)	123,800	2,783,003

		2,783,003
Containers and packaging (1.2%)

MeadWestvaco Corp.	146,000	5,394,700

Sealed Air Corp.	188,300	5,129,292

		10,523,992
Diversified financial services (7.6%)

Bank of America Corp.	1,340,100	19,565,460

CME Group, Inc.	205,300	15,188,094

ING Groep NV (Netherlands)(NON)	989,188	10,094,157

JPMorgan Chase & Co.	372,600	20,764,998

		65,612,709
Diversified telecommunication services (1.1%)

CenturyLink, Inc.	260,700	9,346,095

		9,346,095
Electrical equipment (0.5%)

Schneider Electric SA (France)	58,591	4,654,760

		4,654,760
Electronic equipment, instruments, and components (0.7%)

Hitachi, Ltd. (Japan)	878,000	5,900,562

		5,900,562
Energy equipment and services (2.2%)

Ezion Holdings, Ltd. (Singapore)	4,386,000	7,661,738

Halliburton Co.	198,900	8,988,291

Petrofac, Ltd. (United Kingdom)	107,844	2,160,906

		18,810,935
Food and staples retail (0.3%)

CP ALL PCL (Thailand)	2,467,600	2,818,425

		2,818,425
Health-care equipment and supplies (0.5%)

Olympus Corp. (Japan)(NON)	150,000	4,594,526

		4,594,526
Health-care providers and services (4.5%)

Aetna, Inc.	151,049	9,692,814

Capital Senior Living Corp.(NON)	196,253	4,521,669

Catamaran Corp.(NON)	203,400	10,739,520

Emeritus Corp.(NON)	181,558	4,210,330

UnitedHealth Group, Inc.	130,800	9,528,780

		38,693,113
Hotels, restaurants, and leisure (2.0%)

Compass Group PLC (United Kingdom)	385,193	5,276,978

Penn National Gaming, Inc.(NON)	80,200	4,009,198

Thomas Cook Group PLC (United Kingdom)(NON)	2,450,903	5,707,383

TUI Travel PLC (United Kingdom)	463,467	2,687,872

		17,681,431
Household durables (3.7%)

Alpine Electronics, Inc. (Japan)	198,900	1,956,294

Coway Co., Ltd. (South Korea)	84,359	4,505,454

Hovnanian Enterprises, Inc. Class A(NON)(S)	601,100	3,215,885

Lennar Corp. Class A	49,300	1,669,791

Persimmon PLC (United Kingdom)	158,564	2,994,149

PulteGroup, Inc.(NON)	237,100	3,942,973

Standard Pacific Corp.(NON)	414,735	3,392,532

Taylor Morrison Home Corp. Class A(NON)	160,573	3,890,684

Taylor Wimpey PLC (United Kingdom)	1,671,121	2,701,792

Techtronic Industries Co. (Hong Kong)	1,579,500	3,865,453

		32,135,007
Independent power producers and energy traders (0.3%)

NRG Energy, Inc.	95,900	2,572,038

		2,572,038
Insurance (4.9%)

Admiral Group PLC (United Kingdom)	138,215	2,955,777

American International Group, Inc.(NON)	256,023	11,651,607

Aon PLC	52,600	3,550,500

Assured Guaranty, Ltd.	170,200	3,683,128

Genworth Financial, Inc. Class A(NON)	279,000	3,624,210

Hartford Financial Services Group, Inc. (The)	143,300	4,422,238

Marsh & McLennan Cos., Inc.	92,300	3,864,601

Porto Seguro SA (Brazil)	186,500	2,100,971

Prudential PLC (United Kingdom)	362,301	6,410,238

		42,263,270
Internet and catalog retail (0.3%)

HomeAway, Inc.(NON)	73,500	2,213,085

		2,213,085
Internet software and services (5.3%)

eBay, Inc.(NON)	185,400	9,583,326

Facebook, Inc. Class A(NON)	165,200	6,084,316

Google, Inc. Class A(NON)	13,403	11,896,503

Telecity Group PLC (United Kingdom)	369,655	5,008,356

Yahoo!, Inc.(NON)	336,200	9,443,858

Yandex NV Class A (Russia)(NON)	107,381	3,489,886

		45,506,245
IT Services (2.0%)

Computer Sciences Corp.	76,400	3,641,224

Visa, Inc. Class A	79,300	14,036,893

		17,678,117
Leisure equipment and products (0.6%)

Brunswick Corp.	132,200	4,990,550

		4,990,550
Machinery (0.9%)

Volvo AB Class B (Sweden)	546,223	8,034,325

		8,034,325
Media (2.6%)

Atresmedia Corp de Medios de Comunicaion S.A. (Spain)(S)	459,678	4,791,865

CBS Corp. Class B	87,100	4,602,364

DISH Network Corp. Class A	214,700	9,586,355

Global Mediacom Tbk PT (Indonesia)	17,398,500	3,893,607

		22,874,191
Multiline retail (0.1%)

Mitra Adiperkasa Tbk PT (Indonesia)	2,015,000	1,137,144

		1,137,144
Oil, gas, and consumable fuels (7.8%)

BG Group PLC (United Kingdom)	456,335	8,259,388

Cabot Oil & Gas Corp.	35,100	2,661,282

Cairn Energy PLC (United Kingdom)(NON)	398,588	1,629,110

Energy Transfer Equity L.P.	56,200	3,750,788

EXCO Resources, Inc.	471,600	4,088,772

Genel Energy PLC (Jersey)(NON)	380,764	5,550,614

HRT Participacoes em Petroleo SA (Brazil)(NON)	1,317,693	976,133

Kodiak Oil & Gas Corp.(NON)	732,500	7,112,575

Marathon Oil Corp.	291,400	10,595,304

Noble Energy, Inc.	125,900	7,867,491

Origin Energy, Ltd. (Australia)	193,158	2,074,759

Royal Dutch Shell PLC Class A (United Kingdom)	389,507	13,289,556

		67,855,772
Pharmaceuticals (4.7%)

Astellas Pharma, Inc. (Japan)	146,700	7,866,153

AstraZeneca PLC (United Kingdom)	125,306	6,357,739

Bristol-Myers Squibb Co.	106,900	4,622,356

Sanofi (France)	202,792	21,724,833

		40,571,081
Real estate management and development (2.1%)

BR Malls Participacoes SA (Brazil)	450,400	3,991,973

BR Properties SA (Brazil)	471,600	3,907,002

CBRE Group, Inc. Class A(NON)	101,000	2,340,170

Forestar Group, Inc.(NON)	178,418	3,855,613

Iguatemi Empresa de Shopping Centers SA (Brazil)	404,541	4,078,481

		18,173,239
Road and rail (0.4%)

Localiza Rent a Car SA (Brazil)	233,100	3,320,731

		3,320,731
Semiconductors and semiconductor equipment (2.6%)

Micron Technology, Inc.(NON)	472,400	6,259,300

Samsung Electronics Co., Ltd. (South Korea)	10,988	12,519,429

Sumco Corp. (Japan)	383,300	3,386,319

		22,165,048
Software (0.3%)

Fidessa Group PLC (United Kingdom)	75,456	2,294,754

		2,294,754
Specialty retail (5.9%)

Home Depot, Inc. (The)	154,500	12,210,135

Industria de Diseno Textil (Inditex) SA (Spain)	71,157	9,534,873

Lowe's Cos., Inc.	388,900	17,337,162

Office Depot, Inc.(NON)	1,104,800	4,783,784

Sears Hometown and Outlet Stores, Inc.(NON)	61,950	2,699,162

Tile Shop Holdings, Inc.(NON)	149,082	4,238,401

		50,803,517
Textiles, apparel, and luxury goods (0.7%)

Luxottica Group SpA (Italy)	113,422	6,062,825

		6,062,825
Thrifts and mortgage finance (0.8%)

Radian Group, Inc.	521,000	7,320,050

		7,320,050
Tobacco (4.3%)

Japan Tobacco, Inc. (Japan)	695,500	24,329,359

Philip Morris International, Inc.	149,200	13,305,656

		37,635,015
Trading companies and distributors (1.9%)

HD Supply Holdings, Inc.(NON)	373,600	7,987,568

Mitsubishi Corp. (Japan)	281,600	5,145,362

W.W. Grainger, Inc.	11,300	2,962,182

		16,095,112
Water utilities (0.4%)

United Utilities Group PLC (United Kingdom)	319,241	3,509,689

		3,509,689
Wireless telecommunication services (0.7%)

SoftBank Corp. (Japan)	91,000	5,799,612

		5,799,612

Total common stocks (cost $750,846,507)		$853,385,262

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value

U.S. Treasury Bonds 5s, May 15, 2037(i)	$91,000	$114,603

Total U.S. treasury Obligations (cost $114,603)		$114,603

SHORT-TERM INVESTMENTS (2.2%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.13%(d)	9,989,788	$9,989,788

Putnam Short Term Investment Fund 0.02%(AFF)	4,792,197	4,792,197

SSgA Prime Money Market Fund 0.02%(P)	920,000	920,000

U.S. Treasury Bills zero %, February 6, 2014(i)	$141,000	140,944

U.S. Treasury Bills with an effective yield of 0.15%, February 6, 2014	190,000	189,930

U.S. Treasury Bills with effective yields ranging from 0.12% to 0.14%, March 6, 2014	245,000	244,897

U.S. Treasury Bills with effective yields ranging from 0.10% to 0.13%, May 29, 2014(SEGSF)	840,000	839,473

U.S. Treasury Bills with effective yields ranging from 0.10% to 0.12%, May 1, 2014(SEGSF)	510,000	509,700

U.S. Treasury Bills with effective yields ranging from 0.09% to 0.11%, April 3, 2014(SEGSF)	1,854,000	1,853,117

Total short-term investments (cost $19,479,156)		$19,480,046

TOTAL INVESTMENTS

Total investments (cost $770,440,266)(b)		$872,979,911

FORWARD CURRENCY CONTRACTS at 7/31/13 (aggregate face value $189,228,959) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	British Pound	Sell	9/18/13	$2,303,504	$2,324,723	$21,219
	Hong Kong Dollar	Buy	8/22/13	7,240,336	7,238,137	2,199
	Japanese Yen	Sell	8/22/13	1,380,583	1,395,635	15,052
	Norwegian Krone	Sell	9/18/13	5,585,129	5,647,213	62,084
	Singapore Dollar	Sell	8/22/13	433,496	428,638	(4,858)
	Swedish Krona	Buy	9/18/13	1,950,139	1,936,163	13,976
	Swiss Franc	Buy	9/18/13	6,739,815	6,597,710	142,105
Citibank, N.A.
	Australian Dollar	Buy	10/18/13	5,635,397	5,782,434	(147,037)
	Canadian Dollar	Buy	10/18/13	901,323	881,235	20,088
	Danish Krone	Buy	9/18/13	3,077,661	3,025,448	52,213
	Euro	Buy	9/18/13	5,672,453	5,576,706	95,747
	Japanese Yen	Sell	8/22/13	5,093,563	5,172,214	78,651
	Singapore Dollar	Buy	8/22/13	523,909	540,358	(16,449)
	Singapore Dollar	Sell	8/22/13	523,909	532,557	8,648
Credit Suisse International
	Australian Dollar	Buy	10/18/13	5,926,561	6,080,996	(154,435)
	Canadian Dollar	Buy	10/18/13	3,770,201	3,686,263	83,938
	Japanese Yen	Sell	8/22/13	5,979,687	6,040,353	60,666
	Swiss Franc	Buy	9/18/13	11,932,146	11,681,924	250,222
Deutsche Bank AG
	British Pound	Sell	9/18/13	2,800,490	2,823,406	22,916
	Canadian Dollar	Buy	10/18/13	2,092,623	2,046,180	46,443
	Euro	Buy	9/18/13	895,734	901,615	(5,881)
Goldman Sachs International
	Australian Dollar	Buy	10/18/13	873,402	920,063	(46,661)
HSBC Bank USA, National Association
	British Pound	Sell	9/18/13	2,138,957	2,156,263	17,306
	Norwegian Krone	Buy	9/18/13	166,506	168,449	(1,943)
	Norwegian Krone	Sell	9/18/13	166,506	165,289	(1,217)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/18/13	749,371	768,822	(19,451)
	Australian Dollar	Sell	10/18/13	749,371	755,499	6,128
	British Pound	Sell	9/18/13	2,948,309	2,934,592	(13,717)
	Canadian Dollar	Buy	10/18/13	1,655,810	1,618,923	36,887
	Japanese Yen	Buy	8/22/13	7,865,143	7,798,315	66,828
	Japanese Yen	Sell	8/22/13	7,865,143	7,807,981	(57,162)
	Norwegian Krone	Sell	9/18/13	5,011,040	5,067,254	56,214
	Swedish Krona	Buy	9/18/13	1,625,798	1,614,347	11,451
State Street Bank and Trust Co.
	Canadian Dollar	Buy	10/18/13	2,806,005	2,743,155	62,850
	Euro	Buy	9/18/13	1,133,373	1,017,333	116,040
	Israeli Shekel	Buy	10/18/13	2,304,900	2,258,508	46,392
	Japanese Yen	Sell	8/22/13	4,509,929	4,333,318	(176,611)
	Norwegian Krone	Sell	9/18/13	3,124,417	3,161,766	37,349
	Swedish Krona	Buy	9/18/13	353,859	351,241	2,618
UBS AG
	Australian Dollar	Buy	10/18/13	2,106,109	2,123,441	(17,332)
	Australian Dollar	Sell	10/18/13	2,106,109	2,160,660	54,551
	British Pound	Buy	9/18/13	6,819,114	6,920,785	(101,671)
	British Pound	Sell	9/18/13	6,819,114	6,830,150	11,036
	Canadian Dollar	Buy	10/18/13	576,458	563,541	12,917
	Euro	Buy	9/18/13	442,146	429,366	12,780
	Norwegian Krone	Buy	9/18/13	17,035,191	17,226,410	(191,219)
	Swiss Franc	Buy	9/18/13	13,346,566	13,016,735	329,831
WestPac Banking Corp.
	British Pound	Sell	9/18/13	6,250,500	6,299,776	49,276
	Canadian Dollar	Buy	10/18/13	2,208,362	2,158,694	49,668
	Japanese Yen	Buy	8/22/13	2,751,459	2,747,416	4,043
	Japanese Yen	Sell	8/22/13	2,751,459	2,770,959	19,500

Total						$1,024,188

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2012 through July 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $866,746,039.
(b)	The aggregate identified cost on a tax basis is $772,589,632, resulting in gross unrealized appreciation and depreciation of $125,624,958 and $25,234,679, respectively, or net unrealized appreciation of $100,390,279.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$6,384,125	$100,769,496	$107,153,621	$3,704	$—
	Putnam Short Term Investment Fund *	—	116,996,559	112,204,362	787	4,792,197
	Totals	$6,384,125	$217,766,055	$219,357,983	$4,491	$4,792,197
	* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $9,791,416.
	The fund received cash collateral of $9,989,788, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $130,052 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	57.2%
	United Kingdom	10.9
	Japan	10.8
	France	4.0
	Brazil	2.1
	Spain	2.0
	South Korea	2.0
	Netherlands	1.6
	Italy	1.4
	Sweden	0.9
	Singapore	0.9
	Germany	0.7
	Jersey	0.6
	Mexico	0.6
	Indonesia	0.6
	Peru	0.5
	Czech Republic	0.5
	Turkey	0.5
	Other	2.2

	Total	100.0%
⌂	Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $388,046 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $46,661 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $94,936.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$128,002,850	$39,757,737	$—
Consumer staples	40,453,440	4,527,509	—
Energy	55,777,133	30,889,574	—
Financials	160,085,639	50,361,393	—
Health care	64,749,294	28,082,572	—
Industrials	40,877,319	25,249,182	—
Information technology	97,134,194	10,889,144	—
Materials	45,884,410	9,436,438	—
Telecommunication services	15,145,707	—	—
Utilities	2,572,038	3,509,689	—
Total common stocks	650,682,024	202,703,238	—
U.S. treasury obligations	—	114,603	—
Short-term investments	5,712,197	13,767,849	—

Totals by level	$656,394,221	$216,585,690	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$1,024,188	$—

Totals by level	$—	$1,024,188	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$1,979,832	$955,644

Total	$1,979,832	$955,644

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)	$250,300,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Equity Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 27, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 27, 2013